T. ROWE PRICE Institutional Small-Cap Stock Fund
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.6%
COMMUNICATION SERVICES 1.7%
Entertainment 0.7%
Cinemark Holdings  771,149 15,739
Zynga, Class A (1) 3,269,284 33,380
49,119
Media 1.0%
Advantage Solutions (1) 607,438 7,174
Advantage Solutions, Warrants,
12/31/26 (1) 147,335 473
Cable One  29,317 53,602
National CineMedia  1,743,809 8,056
69,305
Total Communication Services 118,424
CONSUMER DISCRETIONARY 9.4%
Auto Components 0.6%
Gentherm (1) 400,456 29,678
Stoneridge (1) 431,900 13,739
43,417
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 208,049 35,670
35,670
Hotels, Restaurants & Leisure 3.2%
BJ's Restaurants (1) 652,353 37,889
Bloomin' Brands (1) 337,355 9,126
Chuy's Holdings (1) 771,303 34,184
Denny's (1) 863,590 15,640
Drive Shack (1) 1,572,300 5,047
Fiesta Restaurant Group (1) 1,242,976 15,649
Papa John's International  563,043 49,908
Red Robin Gourmet Burgers (1) 485,976 19,386
Ruth's Hospitality Group  362,520 9,001
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,606 (1)(2)
(3)(4) 2,059,233 17,606
213,436
Household Durables 0.8%
Cavco Industries (1) 68,246 15,397
Skyline Champion (1) 618,454 27,991
Tri Pointe Homes (1) 544,982 11,096
54,484
Internet & Direct Marketing
Retail 0.6%
A Place for Rover, Acquisition Date:
5/25/18, Cost $154 (1)(3) 22,774 222
Deliveroo Holdings (GBP),
Acquisition Date: 9/12/17 - 5/16/19,
Cost $9,193 (1)(3) 5,170,800 19,466
Poshmark, Class A (1) 84,053 3,413
RealReal (1) 594,400 13,451
ThredUp, Class A (1) 285,946 6,671
43,223
Shares $ Value
(Cost and value in $000s)
Multiline Retail 0.8%
Ollie's Bargain Outlet Holdings (1) 601,028 52,289
52,289
Specialty Retail 2.4%
Burlington Stores (1) 265,861 79,439
Five Below (1) 57,695 11,008
Monro  502,454 33,061
Petco Health & Wellness (1) 405,357 8,983
RH (1) 49,605 29,594
162,085
Textiles, Apparel & Luxury
Goods 0.5%
Allbirds, Acquisition Date: 10/10/18 -
12/21/18, Cost $2,915 (1)(2)(3) 265,810 3,074
Capri Holdings (1) 517,800 26,408
Steven Madden  164,100 6,114
35,596
Total Consumer Discretionary 640,200
CONSUMER STAPLES 4.5%
Beverages 1.8%
Boston Beer, Class A (1) 100,371 121,076
121,076
Food Products 2.6%
Cal-Maine Foods (1) 649,012 24,935
Nomad Foods (1) 833,953 22,900
Post Holdings (1) 345,560 36,533
Sanderson Farms  176,320 27,467
TreeHouse Foods (1) 704,450 36,801
Utz Brands  1,099,077 27,246
175,882
Personal Products 0.1%
BellRing Brands, Class A (1) 309,683 7,312
7,312
Total Consumer Staples 304,270
ENERGY 2.8%
Energy Equipment & Services 1.3%
Cactus, Class A  303,100 9,281
Computer Modelling Group (CAD)  803,800 3,678
Dril-Quip (1) 223,000 7,410
Halliburton  1,519,200 32,602
Liberty Oilfield Services, Class A  1,877,197 21,194
NexTier Oilfield Solutions (1) 2,898,700 10,783
84,948
Oil, Gas & Consumable Fuels 1.5%
Devon Energy  940,474 20,549
Diamondback Energy  567,124 41,678
Magnolia Oil & Gas, Class A (1) 2,242,849 25,748
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $577 (1)(2)(3) 191 1,063

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $8,412 (1)(2)(3) 2,319 12,906
101,944
Total Energy 186,892
FINANCIALS 17.8%
Banks 11.0%
Atlantic Capital Bancshares (1) 470,994 11,351
BankUnited  1,260,897 55,416
Columbia Banking System  264,554 11,400
CrossFirst Bankshares (1) 765,062 10,550
Dime Community Bancshares  415,800 12,532
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511 (1)(2)(3) 151,114 1,813
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(2)(3) 74,220 891
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(3) 22,533 89
East West Bancorp  534,388 39,438
Equity Bancshares, Class A (1) 393,100 10,771
FB Financial  654,679 29,107
First Bancshares  462,032 16,915
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(3) 245,627 1,670
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(3) 47,055 121
Heritage Commerce  1,426,094 17,427
Heritage Financial  487,000 13,753
Home BancShares  1,431,712 38,728
Investors Bancorp  1,316,432 19,338
Live Oak Bancshares  594,310 40,704
Origin Bancorp  552,139 23,416
Pacific Premier Bancorp  813,619 35,344
Pinnacle Financial Partners  688,862 61,075
Popular  285,100 20,048
Professional Holding, Class A (1) 247,654 4,549
Prosperity Bancshares  323,517 24,228
Sandy Spring Bancorp  411,800 17,885
Seacoast Banking (1) 1,005,402 36,436
Signature Bank  249,914 56,506
South State  431,307 33,862
Webster Financial  484,004 26,673
Western Alliance Bancorp  711,119 67,158
739,194
Capital Markets 1.3%
Altimeter Growth (1) 647,655 7,914
Bluescape Opportunities
Acquisition (1) 821,895 8,761
Cboe Global Markets  435,460 42,976
dMY Technology Group II, Class A (1) 209,400 3,080
StepStone Group, Class A  696,952 24,582
87,313
Shares $ Value
(Cost and value in $000s)
Consumer Finance 1.3%
Encore Capital Group (1) 505,024 20,317
PRA Group (1) 540,665 20,042
PROG Holdings  640,371 27,722
SLM  1,131,200 20,328
88,409
Insurance 2.6%
Assurant  295,914 41,952
Axis Capital Holdings  631,595 31,308
Hanover Insurance Group  237,000 30,682
Safety Insurance Group  73,691 6,209
Selective Insurance Group  664,076 48,172
Selectquote (1) 387,934 11,448
State Auto Financial  269,923 5,320
175,091
Thrifts & Mortgage Finance 1.6%
Capitol Federal Financial  931,847 12,342
Essent Group  600,365 28,511
Meridian Bancorp  1,146,818 21,124
PennyMac Financial Services  615,938 41,188
Sterling Bancorp (1) 757,162 4,286
107,451
Total Financials 1,197,458
HEALTH CARE 17.4%
Biotechnology 7.3%
Abcam, ADR (1) 329,853 6,340
ACADIA Pharmaceuticals (1) 157,938 4,075
Acceleron Pharma (1) 220,795 29,942
Agios Pharmaceuticals (1) 272,179 14,055
Allogene Therapeutics (1) 104,049 3,673
Apellis Pharmaceuticals (1) 89,400 3,836
Arcutis Biotherapeutics (1) 70,393 2,036
Argenx, ADR (1) 176,007 48,471
Ascendis Pharma, ADR (1) 261,846 33,747
Avidity Biosciences (1) 74,487 1,625
Blueprint Medicines (1) 276,628 26,897
Cerevel Therapeutics Holdings (1) 158,844 2,181
CRISPR Therapeutics (1) 34,913 4,254
Enanta Pharmaceuticals (1) 25,500 1,258
Flame Biosciences, Acquisition Date:
9/28/20, Cost $1,212 (1)(2)(3) 185,000 1,212
G1 Therapeutics (1) 151,520 3,646
Generation Bio (1) 460,277 13,099
Global Blood Therapeutics (1) 481,281 19,612
Homology Medicines (1) 250,165 2,354
IGM Biosciences (1) 124,003 9,510
Insmed (1) 873,510 29,752
Intellia Therapeutics (1) 110,876 8,898
Iovance Biotherapeutics (1) 96,900 3,068
Karuna Therapeutics (1) 46,011 5,532
Kodiak Sciences (1) 364,606 41,343
Legend Biotech, ADR (1) 33,114 961
MeiraGTx Holdings (1) 135,123 1,950
Morphic Holding (1) 23,276 1,473
Nurix Therapeutics (1) 106,742 3,319

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Orchard Therapeutics, ADR (1) 335,101 2,433
Prothena (1) 166,895 4,192
PTC Therapeutics (1) 68,200 3,229
Radius Health (1) 1,286,161 26,829
RAPT Therapeutics (1) 158,600 3,521
Replimune Group (1) 73,034 2,228
Scholar Rock Holding (1) 400,425 20,286
Seagen (1) 119,575 16,604
TG Therapeutics (1) 44,138 2,127
Turning Point Therapeutics (1) 156,573 14,810
Ultragenyx Pharmaceutical (1) 396,462 45,141
Xencor (1) 419,960 18,083
Zentalis Pharmaceuticals (1) 66,357 2,879
490,481
Health Care Equipment &
Supplies 3.4%
AtriCure (1) 356,972 23,389
Avanos Medical (1) 569,647 24,916
Axonics Modulation Technologies (1) 127,377 7,629
ICU Medical (1) 115,882 23,807
iRhythm Technologies (1) 251,292 34,894
JAND, Class A, Acquisition Date:
3/9/18, Cost $3,072 (1)(2)(3) 195,430 4,794
Mesa Laboratories  33,591 8,179
Nevro (1) 145,692 20,324
NuVasive (1) 231,226 15,159
Outset Medical (1) 44,982 2,447
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(3) 1,897,440 3,188
Penumbra (1) 69,010 18,673
Pulmonx (1) 41,084 1,879
Quidel (1) 307,537 39,343
228,621
Health Care Providers &
Services 4.0%
Accolade (1) 136,430 6,190
Amedisys (1) 178,239 47,196
Cross Country Healthcare (1) 671,020 8,381
Hanger (1) 1,085,118 24,762
Innovage Holding (1) 104,926 2,706
ModivCare (1) 173,279 25,666
Molina Healthcare (1) 327,475 76,551
Oak Street Health (1) 346,207 18,789
Option Care Health (1) 355,531 6,307
Pennant Group (1) 317,988 14,564
Surgery Partners (1) 288,575 12,772
U.S. Physical Therapy  212,288 22,099
265,983
Health Care Technology 0.3%
Alignment Healthcare (1) 245,637 5,387
Alignment Healthcare, Acquisition
Date: 2/28/20, Cost $4,788 (1)(3) 593,285 12,360
Certara (1) 136,531 3,727
21,474
Life Sciences Tools & Services 1.1%
Adaptive Biotechnologies (1) 180,906 7,283
Shares $ Value
(Cost and value in $000s)
Bruker  746,842 48,007
Olink Holding, ADR (1) 197,509 7,110
Quanterix (1) 93,138 5,446
Seer (1) 65,501 3,276
Seer, Class A, Acquisition Date:
12/8/20, Cost $2,129 (1)(3) 112,075 5,326
76,448
Pharmaceuticals 1.3%
Arvinas (1) 42,484 2,808
Atea Pharmaceuticals (1) 71,591 4,421
Cara Therapeutics (1) 239,548 5,201
Catalent (1) 548,155 57,726
Reata Pharmaceuticals, Class A (1) 124,837 12,446
TherapeuticsMD (1) 5,027,203 6,736
89,338
Total Health Care 1,172,345
INDUSTRIALS & BUSINESS
SERVICES 17.0%
Aerospace & Defense 1.3%
BWX Technologies  209,515 13,815
Parsons (1) 251,163 10,157
Teledyne Technologies (1) 149,805 61,967
85,939
Airlines 0.3%
Alclear Holdings, Class B,
Acquisition Date: 3/6/18 - 12/13/18,
Cost $7,841 (1)(2)(3)(4) 52,226 15,146
Sun Country Airlines Holdings (1) 106,302 3,644
18,790
Building Products 1.1%
Gibraltar Industries (1) 550,646 50,389
PGT Innovations (1) 799,867 20,197
70,586
Commercial Services &
Supplies 1.9%
ADT  2,401,076 20,265
Brink's  356,290 28,229
Heritage-Crystal Clean (1) 483,300 13,112
MSA Safety  147,449 22,120
Rentokil Initial (GBP) (1) 4,158,167 27,762
Tetra Tech  116,106 15,758
127,246
Electrical Equipment 1.1%
Array Technologies (1) 422,580 12,601
AZZ  687,319 34,607
Shoals Technologies Group, Class
A (1) 621,900 21,630
Thermon Group Holdings (1) 299,700 5,841
74,679
Machinery 6.1%
Chart Industries (1) 339,159 48,279
Enerpac Tool Group  1,280,867 33,456
ESCO Technologies  399,218 43,471

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Federal Signal  404,300 15,485
Graco  456,227 32,675
Helios Technologies  386,317 28,151
Ingersoll Rand (1) 1,021,154 50,251
John Bean Technologies  361,754 48,236
Marel (ISK)  1,148,999 7,810
Meritor (1) 1,029,809 30,297
Mueller Water Products, Class A  1,608,578 22,343
SPX (1) 450,999 26,280
Toro  259,970 26,813
413,547
Marine 0.5%
Matson  542,165 36,162
36,162
Professional Services 2.1%
Booz Allen Hamilton Holding  356,343 28,697
Clarivate (1) 2,030,627 53,588
Huron Consulting Group (1) 129,700 6,534
Upwork (1) 1,140,266 51,050
139,869
Road & Rail 1.1%
Knight-Swift Transportation Holdings  587,976 28,276
Landstar System  121,333 20,027
Saia (1) 120,827 27,860
76,163
Trading Companies &
Distributors 1.5%
Air Lease  202,200 9,908
Rush Enterprises, Class A  518,800 25,852
SiteOne Landscape Supply (1) 398,287 68,003
103,763
Total Industrials & Business Services 1,146,744
INFORMATION
TECHNOLOGY 11.3%
Communications Equipment 0.0%
Infinera (1) 282,154 2,717
2,717
Electronic Equipment, Instruments
& Components 2.3%
CTS  891,969 27,705
Littelfuse  129,158 34,154
National Instruments  825,477 35,648
Novanta (1) 417,103 55,012
152,519
IT Services 1.2%
Euronet Worldwide (1) 205,586 28,433
Kratos Defense & Security
Solutions (1) 1,017,123 27,747
Repay Holdings (1) 426,949 10,025
ServiceTitan, Acquisition Date:
11/9/18, Cost $235 (1)(2)(3) 8,945 960
StoneCo, Class A (1) 200,233 12,258
79,423
Shares $ Value
(Cost and value in $000s)
Semiconductors & Semiconductor
Equipment 2.6%
Entegris  756,175 84,540
Lattice Semiconductor (1) 1,545,479 69,578
PDF Solutions (1) 566,114 10,066
Semtech (1) 168,600 11,633
175,817
Software 5.2%
Ceridian HCM Holding (1) 480,378 40,482
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(3) 97,182 2,380
Coupa Software (1) 84,213 21,431
Descartes Systems Group (1) 823,326 50,149
Duck Creek Technologies (1) 64,271 2,901
Five9 (1) 333,877 52,195
Manhattan Associates (1) 130,200 15,283
nCino (1) 301,892 20,142
Olo, Class A (1) 198,562 5,240
Paycom Software (1) 77,201 28,569
Proofpoint (1) 246,088 30,955
SS&C Technologies Holdings  737,774 51,548
Toast, Acquisition Date: 9/14/18,
Cost $9 (1)(2)(3) 508 65
Workiva (1) 207,600 18,323
Zendesk (1) 71,500 9,482
349,145
Total Information Technology 759,621
MATERIALS 4.0%
Chemicals 1.7%
Element Solutions  2,812,979 51,449
Minerals Technologies  367,016 27,644
Quaker Chemical  138,898 33,859
112,952
Metals & Mining 1.7%
Alcoa (1) 414,922 13,481
Constellium (1) 1,990,716 29,263
ERO Copper (CAD) (1) 1,471,100 25,320
Franco-Nevada (CAD)  122,320 15,329
Haynes International  412,633 12,243
Northern Star Resources (AUD)  2,971,752 21,527
117,163
Paper & Forest Products 0.6%
Domtar  408,583 15,097
West Fraser Timber (CAD)  326,747 23,507
38,604
Total Materials 268,719
MISCELLANEOUS 0.2%
Miscellaneous 0.2%
KKR Acquisition Holdings I (1) 1,088,014 10,891
Total Miscellaneous 10,891

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
REAL ESTATE 4.8%
Equity Real Estate Investment
Trusts 3.7%
American Campus Communities, REIT  677,692 29,256
Community Healthcare Trust, REIT  229,798 10,598
CubeSmart, REIT  624,610 23,629
EastGroup Properties, REIT  381,344 54,639
First Industrial Realty Trust, REIT  336,409 15,404
Flagship Communities, REIT  163,249 2,449
JBG SMITH Properties, REIT  900,217 28,618
PS Business Parks, REIT  284,800 44,024
Regency Centers, REIT  80,035 4,539
Rexford Industrial Realty, REIT  644,835 32,500
245,656
Real Estate Management &
Development 1.1%
Altus Group (CAD)  75,800 3,646
FirstService  485,013 71,874
75,520
Total Real Estate 321,176
UTILITIES 3.7%
Electric Utilities 0.6%
IDACORP  282,339 28,225
MGE Energy  138,894 9,916
38,141
Gas Utilities 1.7%
Chesapeake Utilities  277,130 32,169
ONE Gas  520,311 40,017
Southwest Gas Holdings  607,887 41,768
113,954
Independent Power & Renewable
Electricity Producers 0.3%
NextEra Energy Partners  301,793 21,995
21,995
Multi-Utilities 0.2%
NorthWestern  158,500 10,334
10,334
Water Utilities 0.9%
California Water Service Group  334,237 18,831
Middlesex Water  237,078 18,734
SJW Group  343,540 21,639
59,204
Total Utilities 243,628
Total Common Stocks (Cost
$3,638,991) 6,370,368
Shares $ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 3.8%
CONSUMER DISCRETIONARY 1.4%
Automobiles 0.9%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $6,836 (1)(2)(3) 636,266 23,446
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $9,483 (1)(2)(3) 612,175 22,559
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $15,100 (1)(2)(3) 409,781 15,100
61,105
Diversified Consumer Services 0.1%
1stdibs.com, Series D, Acquisition
Date: 2/7/19, Cost $2,637 (1)(2)(3) 526,258 4,373
4,373
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21,
Cost $9,599 (1)(2)(3) 381,719 14,364
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $7,556 (1)(2)(3) 200,801 7,556
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 3,632
25,552
Internet & Direct Marketing
Retail 0.0%
A Place for Rover, Series G,
Acquisition Date: 5/11/18,
Cost $2,453 (1)(3) 325,849 3,177
3,177
Textiles, Apparel & Luxury
Goods 0.0%
Allbirds, Series A, Acquisition Date:
10/10/18, Cost $950 (1)(2)(3) 86,665 1,002
Allbirds, Series B, Acquisition Date:
10/10/18, Cost $167 (1)(2)(3) 15,225 176
Allbirds, Series C, Acquisition Date:
10/9/18, Cost $1,596 (1)(2)(3) 145,515 1,683
Allbirds, Series Seed, Acquisition
Date: 10/10/18, Cost $511 (1)(2)(3) 46,565 538
3,399
Total Consumer Discretionary 97,606
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $6,275 (1)(2)(3) 339,830 11,234
Total Consumer Staples 11,234

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
HEALTH CARE 0.5%
Biotechnology 0.0%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(3) 853,615 2,356
2,356
Health Care Equipment &
Supplies 0.2%
JAND, Series E, Acquisition Date:
3/9/18, Cost $3,789 (1)(2)(3) 241,083 5,914
JAND, Series F, Acquisition Date:
4/3/20, Cost $5,398 (1)(2)(3) 276,941 6,793
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939 (1)(2)(3) 2,892,844 2,939
15,646
Health Care Providers &
Services 0.2%
Bright Health, Series E, Acquisition
Date: 9/16/20, Cost $6,531 (1)(2)(3) 319,884 6,531
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,010 (1)(2)(3) 2,080,305 5,010
11,541
Life Sciences Tools & Services 0.1%
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,366 (1)(2)(3) 381,143 3,366
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(3) 265,089 3,621
6,987
Total Health Care 36,530
INDUSTRIALS & BUSINESS
SERVICES 0.3%
Aerospace & Defense 0.1%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(3) 75,721 3,410
3,410
Machinery 0.0%
Xometry, Series A-2, Acquisition Date:
7/20/20, Cost $440 (1)(2)(3) 46,043 443
Xometry, Series B, Acquisition Date:
7/20/20, Cost $151 (1)(2)(3) 15,805 152
Xometry, Series C, Acquisition Date:
7/20/20, Cost $160 (1)(2)(3) 16,424 158
Xometry, Series D, Acquisition Date:
7/20/20, Cost $125 (1)(2)(3) 12,747 123
Xometry, Series E, Acquisition Date:
7/20/20, Cost $1,256 (1)(2)(3) 92,188 1,256
Xometry, Series Seed-1, Acquisition
Date: 9/4/20, Cost $693 (1)(2)(3) 86,572 693
Xometry, Series Seed-2, Acquisition
Date: 9/4/20, Cost $305 (1)(2)(3) 38,088 305
3,130
Shares $ Value
(Cost and value in $000s)
Road & Rail 0.2%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $3,999 (1)(2)(3) 563,190 6,561
Convoy, Series D, Acquisition Date:
10/30/19, Cost $5,376 (1)(2)(3) 397,082 4,626
11,187
Total Industrials & Business Services 17,727
INFORMATION TECHNOLOGY 1.3%
IT Services 0.2%
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $4 (1)(2)(3) 185 20
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(2)(3) 90,775 9,742
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $578 (1)(2)(3) 5,381 578
10,340
Software 1.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(3) 131,220 3,214
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(3) 209,265 5,125
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(3) 223,990 2,725
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)(3) 162,965 2,376
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(3) 475,993 6,214
Plex Systems Holdings, Series
B, Acquisition Date: 6/9/14,
Cost $1,713 (1)(2)(3) 746,493 2,695
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(3) 204,547 3,099
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(2)(3) 549,145 4,827
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $374 (1)(2)(3) 42,590 374
Toast, Series B, Acquisition Date:
9/14/18, Cost $79 (1)(2)(3) 4,568 587
Toast, Series D, Acquisition Date:
6/27/18, Cost $5,630 (1)(2)(3) 325,293 41,791
Toast, Series F, Acquisition Date:
2/14/20, Cost $1,397 (1)(2)(3) 30,724 3,947
76,974
Total Information Technology 87,314
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284 (1)(2)(3) 128,029 5,284
Total Materials 5,284
Total Convertible Preferred Stocks
(Cost $159,163) 255,695

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve
Fund, 0.04% (5)(6) 151,485,391 151,485
Total Short-Term Investments (Cost
$151,485) 151,485
Total Investments in
Securities 100.6%
(Cost $3,949,639) $ 6,777,548
Other Assets Less Liabilities (0.6)% (38,875)
Net Assets 100.0% $ 6,738,673
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $360,047 and represents 5.3% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 15+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 55,005  ¤  ¤ $ 151,485^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $15 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $151,485.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Small-Cap Stock Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2021, totaled $50,737,000 for the period ended March 31, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,134,988 $ 168,402 $ 66,978 $ 6,370,368
Convertible Preferred Stocks — 3,177 252,518 255,695
Short-Term Investments 151,485 — — 151,485
Total $ 6,286,473 $ 171,579 $ 319,496 $ 6,777,548
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 70,424 $ 1,504 $ — $ (4,950) $ 66,978
Convertible Preferred Stocks 174,569 49,233 46,755 (18,039) 252,518
Total $ 244,993 $ 50,737 $ 46,755 $ (22,989) $ 319,496

T. ROWE PRICE Institutional Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Investments in Securities
Common Stock $ 66,978 Recent
comparable
transaction
price(s)
—# —# —# —#
Expected
present value
Discount Rate
for Cost of
Equity
20% 20% Decrease
Market
comparable
Enterprise
Value to Sales
Multiple
3.4x
– 4.8x
4.1x Increase
Sales Growth
Rate
19% 19% Increase
Enterprise
Value to Gross
Profit Multiple
7.5x
– 15.2x
13.0x Increase
Gross Profit
Growth Rate
21% 21% Increase
Enterprise
Value to
EBITDA
Multiple
10.0x 10.0x Increase
Price to
Tangible Book
Value Multiple
0.9x
– 1.0x
1.0x Increase
Tangible Book
Value Growth
Rate
23% 23% Increase
Projected
Enterprise
Value to
EBITDA
Multiple
12.0x 12.0x Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Enterprise
Value to
EBITDA
Multiple
10.0x 10.0x Increase
Options Pricing
Model
Private
Company
Valuation
—# —# —#
Risk-Free Rate 3% 3% Increase

T. ROWE PRICE Institutional Small-Cap Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
E129-054Q1 03/21
($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 38%
– 43%
41% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Convertible Preferred Stocks $252,518 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
Value to Sales
Multiple
5.7x
– 10.40x
8.0x Increase
Sales Growth
Rate
12%
– 29%
23% Increase
Enterprise
Value to Gross
Profit Multiple
8.3x
– 20.1x
14.8x Increase
Gross Profit
Rate
15%
– 29%
24% Increase
Discount
for Lack of
Marketability
10% 10% Decrease